Income Tax (Tables)	12 Months Ended
Jun. 30, 2024
Income Tax [Abstract]
Schedule of Income Tax Expense
	30 June 2024 $	30 June 2023 $
Major components of income tax expense for the year are:

Income statement
Current income tax charge/(benefit)	-	-

Statement of changes in equity
Income tax expense reported in equity	-	-

Schedule of Income Tax Rate

A reconciliation of income tax expense/(benefit) applicable to accounting profit/(loss) before income as at the statutory income tax rate to income tax expense/(benefit) at the Company’s effective income tax rate for the year is as follows:

	30 June 2024 $	30 June 2023 $
Loss from ordinary activities before income tax expense	(139,446,204)	(5,450,213)
Domestic tax rate for the Company	(34,861,551)	(1,231,682)

Tax effect of amounts which are not deductible (taxable) in calculating taxable income:
Non-temporary tax adjustments	-	1,137,734
Non-deductible fair value adjustments on restructure	30,745,254	-
Current year deferred tax assets (non-tax losses) not recognised	4,095,259	93,949
Tax rate differential	21,038	-
	-	-

Schedule of Deferred Tax Assets

Unrecognised deferred tax assets have not been recognised in respect of the following items:

	30 June 2024 $	30 June 2023 $
Unrecognised temporary differences
Deferred tax assets at the respective rates of 0%, 21% and 23.0% (2023: 23.0%) as described below
Start-up organisational expenses	14,548,197	-
Exploration costs deducted for tax purposes	7,257,748	6,326,621
Carry forward tax losses	16,175,180	-
	37,981,125	6,326,621

Deferred tax liabilities at the respective rates of 0%, 21% and 23.0% (2023: 23.0%) as described below
Prepayments	-	-
Net unrecognised deferred tax asset/(liability)	8,768,199	1,455,123